Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of finite-lived intangible assets
Our intangible assets consist of the following at the dates indicated:

		March 31, 2018			March 31, 2017
Description	Amortizable Lives	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
		(in thousands)
Amortizable:
Customer relationships	3-20 years	$718,763	$(328,666)	$390,097	$733,014	$(271,457)	$461,557
Customer commitments	10 years	310,000	(43,917)	266,083	310,000	(12,917)	297,083
Pipeline capacity rights	30 years	161,785	(17,045)	144,740	161,785	(11,652)	150,133
Rights-of-way and easements	1-40 years	63,995	(3,214)	60,781	63,402	(2,154)	61,248
Executory contracts and other agreements	3-30 years	42,919	(15,424)	27,495	29,036	(20,457)	8,579
Non-compete agreements	2-32 years	5,465	(706)	4,759	16,190	(9,296)	6,894
Trade names	1-10 years	—	—	—	11,705	(11,705)	—
Debt issuance costs (1)	5 years	40,992	(24,593)	16,399	38,983	(20,025)	18,958
Total amortizable		1,343,919	(433,565)	910,354	1,364,115	(359,663)	1,004,452
Non-amortizable:
Trade names		2,800	—	2,800	2,800	—	2,800
Total non-amortizable		2,800	—	2,800	2,800	—	2,800
Total		$1,346,719	$(433,565)	$913,154	$1,366,915	$(359,663)	$1,007,252

(1)
Includes debt issuance costs related to the Revolving Credit Facility (as defined herein). Debt issuance costs related to fixed-rate notes are reported as a reduction of the carrying amount of long-term debt. We incurred $9.7 million in debt issuance costs related to the February 2017 amendment and restatement of our Credit Agreement (as defined herein).

Amounts in the table above do not include intangible assets and accumulated amortization related to the Retail Propane segment, as these amounts have been classified as held for sale within our consolidated balance sheets (see Note 17).

Schedule of indefinite-lived intangible assets
Our intangible assets consist of the following at the dates indicated:

		March 31, 2018			March 31, 2017
Description	Amortizable Lives	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
		(in thousands)
Amortizable:
Customer relationships	3-20 years	$718,763	$(328,666)	$390,097	$733,014	$(271,457)	$461,557
Customer commitments	10 years	310,000	(43,917)	266,083	310,000	(12,917)	297,083
Pipeline capacity rights	30 years	161,785	(17,045)	144,740	161,785	(11,652)	150,133
Rights-of-way and easements	1-40 years	63,995	(3,214)	60,781	63,402	(2,154)	61,248
Executory contracts and other agreements	3-30 years	42,919	(15,424)	27,495	29,036	(20,457)	8,579
Non-compete agreements	2-32 years	5,465	(706)	4,759	16,190	(9,296)	6,894
Trade names	1-10 years	—	—	—	11,705	(11,705)	—
Debt issuance costs (1)	5 years	40,992	(24,593)	16,399	38,983	(20,025)	18,958
Total amortizable		1,343,919	(433,565)	910,354	1,364,115	(359,663)	1,004,452
Non-amortizable:
Trade names		2,800	—	2,800	2,800	—	2,800
Total non-amortizable		2,800	—	2,800	2,800	—	2,800
Total		$1,346,719	$(433,565)	$913,154	$1,366,915	$(359,663)	$1,007,252

(1)
Includes debt issuance costs related to the Revolving Credit Facility (as defined herein). Debt issuance costs related to fixed-rate notes are reported as a reduction of the carrying amount of long-term debt. We incurred $9.7 million in debt issuance costs related to the February 2017 amendment and restatement of our Credit Agreement (as defined herein).

Amounts in the table above do not include intangible assets and accumulated amortization related to the Retail Propane segment, as these amounts have been classified as held for sale within our consolidated balance sheets (see Note 17).

Schedule of amortization expense
Amortization expense is as follows for the periods indicated:

	Year Ended March 31,
Recorded In	2018	2017	2016
	(in thousands)
Depreciation and amortization	$108,444	$89,765	$81,229
Cost of sales	6,099	6,828	6,700
Interest expense	4,568	4,471	8,942
Total	$119,111	$101,064	$96,871

Amounts in the table above do not include amortization expense related to the Retail Propane segment, as these amounts have been classified within discontinued operations within our consolidated statements of operations (see Note 17).

Schedule of expected amortization of intangible assets
Expected amortization of our intangible assets is as follows (in thousands):

Year Ending March 31,
2019	$114,832
2020	112,974
2021	100,966
2022	86,474
2023	77,033
Thereafter	418,075
Total	$910,354

Amounts in the table above do not include expected amortization related to the Retail Propane segment, as the intangible assets have been classified within assets held for sale within our consolidated balance sheet (see Note 17).